Income Taxes - Domestic And Foreign Components of Income (Loss) Before Provision (Benefit) For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (49,558)	$ (211,253)	$ (326,392)
Foreign	113,837	(1,832)	(31,543)
Income (loss) before benefit from (provision for) income taxes	$ 64,279	$ (213,085)	$ (357,935)